Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables
Summary of book amounts of foreign currency
Item (3) / Currency	Amount of foreign currency (2)	Prevailing exchange rate (1)	06.30.2023	06.30.2022
Assets
Trade and other receivables
US Dollar	83.08	256.30	21,293	21,610
Euros	0.08	279.42	23	24
Uruguayan pesos	0.15	6.87	1	-
Trade and other receivables related parties
US Dollar	20.39	256.70	5,234	4,924
Total Trade and other receivables			26,551	26,558
Investment in financial assets
US Dollar	91.15	256.30	23,361	4,355
Brazilian Reais	3.41	53.70	183	179
New Israel Shekel	5.04	69.20	349	1,237
Pounds	0.73	326.75	237	211
Total Investment in financial assets			24,130	5,982
Derivative financial instruments
US Dollar	8.28	256.30	2,123	832
Total Derivative financial instruments			2,123	832
Cash and cash equivalents
US Dollar	45.31	256.30	11,612	35,944
Euros	0.01	279.42	2	4
Brazilian Reais	-	-	-	2,869
New Israel Shekel	0.38	69.20	26	-
Pounds	0.003	326.75	1	-
Uruguayan pesos	0.15	6.87	1	2
Total Cash and cash equivalents			11,642	38,819
Total Assets			64,446	72,191

Liabilities
Trade and other payables
US Dollar	43.21	256.70	11,093	10,589
Euros	0.004	280.50	1	4
Uruguayan pesos	1.75	6.87	12	6
Trade and other payables related parties
US Dollar	0.07	256.70	19	103
Total Trade and other payables			11,125	10,702
Lease liabilities
US Dollar	12.77	256.70	3,279	-
Total Lease liabilities			3,279	-
Provisions
New Israel Shekel	80.00	69.20	5,536	-
Total Provisions			5,536	-
Borrowings
US Dollar	723.11	256.70	185,622	229,050
Borrowings with related parties
US Dollar	1.22	256.70	312	1,919
Total Borrowings			185,934	230,969
Derivative financial instruments
US Dollar	0.41	256.70	106	826
Total Derivative financial instruments			106	826
Total Liabilities			205,980	242,497